Finance Lease Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Finance Lease Receivables
6.1	Finance lease receivables consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Finance lease receivables	2,716,511,586	1,161,811,131	168,446,780
Add: unamortized initial direct costs	388,585	380,815	55,213
Less: unearned income	(241,256,613)	(80,532,057)	(11,676,051)
Less: allowance for finance lease receivables—collective	(32,216,759)	(22,171,266)	(3,214,531)

Total finance lease receivables, net	2,443,426,799	1,059,488,623	153,611,411

Finance lease receivables—current	1,414,164,625	799,438,656	115,907,710
Finance lease receivables—non-current	1,029,262,174	260,049,967	37,703,701

Summary of Future Minimum Lease Payments Receivable
6.2	The following table presents the future minimum lease payments to be received:

	2023	2024	2025	2026	2027	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	848,241,938	252,549,195	40,854,903	17,453,736	2,711,359	1,161,811,131

	US$	US$	US$	US$	US$	US$
Finance lease receivables	122,983,521	36,616,191	5,923,404	2,530,554	393,110	168,446,780

Summary of Analysis of Aging Finance Lease Receivables Principal
6.3	The following table presents the aging of finance lease receivables principal as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	2,366,189,534	1,018,749,298	147,704,764
1-30 days past due	90,969,086	38,193,025	5,537,468
31-60 days past due	6,290,856	9,008,588	1,306,122
61-90 days past due	3,656,847	4,917,323	712,945
91-120 days past due	3,868,995	3,545,621	514,067
121-150 days past due	2,201,790	2,951,294	427,897
151-180 days past due	2,466,450	4,294,740	622,679

	2,475,643,558	1,081,659,889	156,825,942

Summary of Movement of Allowance for Finance Lease Receivables
6.4	Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at the beginning of the year	23,726,420	32,216,759	4,670,991
Additions	25,839,117	51,609,763	7,482,712
Charge-offs	(17,348,778)	(61,655,256)	(8,939,172)

Balance at the end of the year	32,216,759	22,171,266	3,214,531